LIABILITY TO ISSUE COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended					12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Issuance of common stock for services, shares		1,000,000	200,000	6,500,000	1,250,000	1,500,000
Issuance of common stock for services, value		$ 51,750	$ 21,960	$ 330,575	$ 23,300	$ 15,000	$ 540,136	$ 36,800
Common Stock [Member]
Issuance of common stock for services, shares	1,000,000	1,000,000	200,000	6,625,000			8,715,000	1,700,000
Issuance of common stock for services, value	$ 7,400	$ 100	$ 21,960	$ 662			$ 872	$ 170